Options and Warrants - Schedule of Options Outstanding (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Schedule of Options and Warrants Outstanding [Abstract]
Shares, Outstanding balance	874,835	470,335	1,373,668	1,373,668	874,835
Exercise Price, Outstanding balance	$ 3.23	$ 4.13	$ 3.68	$ 3.68	$ 3.23
Remaining Life, Outstanding balance	2 years 3 months 21 days	2 years 6 months 10 days	1 year 7 months 24 days	1 year 10 months 24 days	2 years 3 months 21 days
Intrinsic Value, Outstanding balance			$ 4,550,248	$ 6,337,984
Shares, Exercisable			1,373,668	1,373,668
Exercise Price, Exercisable			$ 3.68	$ 3.68
Remaining Life, Exercisable			1 year 7 months 24 days	1 year 10 months 24 days
Intrinsic Value, Exercisable			$ 4,550,248	$ 6,337,984
Shares, Granted				689,584	404,500
Exercise Price, Granted				$ 4.4	$ 2.18
Remaining Life, Granted				1 year 11 months 4 days	2 years 8 months 4 days
Intrinsic Value, Granted
Shares, Expired/Cancelled				(190,751)
Exercise Price, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised